Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
July 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-17.54%
U.S. Treasury Bills-17.54%(b)
5.25%, 10/19/2023(c)	$1,000,000	$988,468
4.98%, 11/16/2023(c)	1,000,000	984,370
Total U.S. Treasury Securities (Cost $1,973,502)		1,972,838
	Shares
Money Market Funds-82.58%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.17%(d)(e)	8,572,708	8,572,708
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.30%(d)(e)	716,468	$716,468
Total Money Market Funds (Cost $9,289,176)		9,289,176
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $11,262,678)		11,262,014
OTHER ASSETS LESS LIABILITIES-(0.12)%		(13,902)
NET ASSETS-100.00%		$11,248,112
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$1,972,838 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$12,191,351	$3,268,150	$(6,886,793)	$-	$-	$8,572,708	$372,020
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	189,671	13,554,248	(13,027,454)	-	3	716,468	34,928
Total	$12,381,022	$16,822,398	$(19,914,247)	$-	$3	$9,289,176	$406,948

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	4	September-2023	$498,400	$84	$84
Cocoa	46	September-2023	1,632,080	211,780	211,780
Coffee ’C’	19	September-2023	1,173,131	(131,241)	(131,241)
Corn	41	December-2023	1,051,650	(73,947)	(73,947)
Cotton No. 2	7	December-2023	296,520	11,146	11,146
KC Wheat	15	July-2024	603,375	28,435	28,435
Lean Hogs	23	October-2023	791,200	40,533	40,533
Live Cattle	22	October-2023	1,579,820	2,501	2,501
Soybean	19	November-2023	1,265,162	(14,542)	(14,542)
Sugar No. 11	74	July-2024	1,837,450	(35,168)	(35,168)
Wheat	14	July-2024	509,075	31,421	31,421
Total Futures Contracts				$71,002	$71,002
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
July 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-14.80%
U.S. Treasury Bills-14.80%(b)
5.25%, 10/19/2023(c) (Cost $2,075,763)	$2,100,000	$2,075,783
	Shares
Money Market Funds-76.68%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.17%(d)(e)	10,731,355	10,731,355
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.30%(d)(e)	23,105	23,105
Total Money Market Funds (Cost $10,754,460)		10,754,460
TOTAL INVESTMENTS IN SECURITIES-91.48% (Cost $12,830,223)		12,830,243
OTHER ASSETS LESS LIABILITIES-8.52%		1,194,335
NET ASSETS-100.00%		$14,024,578
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$2,075,783 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$15,618,353	$10,257,884	$(15,144,882)	$-	$-	$10,731,355	$467,285
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	-	15,105,377	(15,082,273)	-	1	23,105	23,937
Total	$15,618,353	$25,363,261	$(30,227,155)	$-	$1	$10,754,460	$491,222

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	39	September-2023	$1,502,933	$(74,345)	$(74,345)
Lithium Hydroxide Fastmarkets	13	October-2023	585,000	(169,142)	(169,142)
Lithium Hydroxide Fastmarkets	13	November-2023	591,500	(134,643)	(134,643)
Lithium Hydroxide Fastmarkets	13	December-2023	598,000	(136,143)	(136,143)
LME Copper	10	September-2023	2,207,625	100,781	100,781
LME Nickel	41	September-2023	5,461,692	239,903	239,903
LME Primary Aluminum	43	September-2023	2,438,111	59,767	59,767
SGX Iron Ore 62%	57	September-2023	611,952	(510)	(510)
Total Futures Contracts				$(114,332)	$(114,332)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-50.30%
U.S. Treasury Bills-50.30%(b)
5.28%, 09/07/2023(c)	$2,050,000,000	$2,038,920,098
5.17%, 11/24/2023	600,000,000	589,961,460
Total U.S. Treasury Securities (Cost $2,628,877,186)		2,628,881,558
	Shares
Money Market Funds-43.36%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.17%(d)(e)	1,750,399,847	1,750,399,847
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.30%(d)(e)	515,702,238	$515,702,238
Total Money Market Funds (Cost $2,266,102,085)		2,266,102,085
TOTAL INVESTMENTS IN SECURITIES-93.66% (Cost $4,894,979,271)		4,894,983,643
OTHER ASSETS LESS LIABILITIES-6.34%		331,416,010
NET ASSETS-100.00%		$5,226,399,653
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$174,055,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,584,878,270	$4,089,516,076	$(4,923,994,499)	$-	$-	$1,750,399,847	$68,628,906
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	911,378,577	3,775,354,950	(4,171,031,289)	-	-	515,702,238	19,458,199
Total	$3,496,256,847	$7,864,871,026	$(9,095,025,788)	$-	$-	$2,266,102,085	$88,087,105

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,429	February-2024	$119,292,920	$9,741,602	$9,741,602
Corn	2,019	December-2023	51,787,350	(3,484,581)	(3,484,581)
Gasoline RBOB	1,363	January-2024	136,548,884	14,998,047	14,998,047
Gold	508	December-2023	102,067,360	(2,534,435)	(2,534,435)
LME Copper	244	September-2023	53,866,050	2,836,862	2,836,862
LME Primary Aluminum	767	September-2023	43,489,092	951,886	951,886
LME Zinc	609	October-2023	39,071,156	2,957,069	2,957,069
Natural Gas	851	March-2024	29,282,910	286,037	286,037
NY Harbor ULSD	1,104	June-2024	122,661,907	14,834,442	14,834,442
Silver	210	September-2023	26,220,600	1,069,843	1,069,843
Soybean	939	November-2023	62,525,663	1,070,502	1,070,502
Sugar No. 11	3,640	July-2024	90,382,656	(653,657)	(653,657)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2023
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	1,399	July-2024	$50,871,138	$2,445,700	$2,445,700
WTI Crude Oil	1,659	January-2024	132,471,150	11,811,627	11,811,627
Total Futures Contracts				$56,330,944	$56,330,944

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	August-2023	$475,000,000	$—	$35,081,085	$35,081,085
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	August-2023	500,000,000	—	37,421,644	37,421,644
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	August-2023	500,000,000	—	36,932,637	36,932,637
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	August-2023	650,000,000	—	48,648,154	48,648,154
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	August-2023	450,000,000	—	32,998,626	32,998,626
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	August-2023	650,000,000	—	48,651,706	48,651,706
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	August-2023	650,000,000	—	48,664,914	48,664,914
Total - Total Return Swap Agreements							$—	$288,398,766	$288,398,766

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2023
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	RBOB Gasoline	12.66%
	Brent Crude Oil	12.34
	WTI Crude Oil	12.25
	Heating Oil	11.30
	Gold	9.56
	Sugar	8.42
	Soybean	5.80
	Copper	4.87
	Corn	4.82
	Wheat	4.64
	Aluminium	4.18
	Zinc	4.09
	Natural Gas	2.67
	Silver	2.40
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	RBOB Gasoline	12.52%
	WTI Crude Oil	12.27
	Brent Crude Oil	12.19
	Heating Oil	11.33
	Gold	9.58
	Sugar	8.43
	Soybean	5.81
	Copper	4.97
	Corn	4.83
	Wheat	4.65
	Zinc	4.18
	Aluminium	4.16
	Natural Gas	2.67
	Silver	2.41
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2023
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Excess Return JMCUINVE Index
	Long Futures Contracts
	RBOB Gasoline	12.66%
	Brent Crude Oil	12.34
	WTI Crude Oil	12.25
	Heating Oil	11.30
	Gold	9.56
	Sugar	8.42
	Soybean	5.80
	Copper	4.87
	Corn	4.82
	Wheat	4.64
	Aluminium	4.18
	Zinc	4.09
	Natural Gas	2.67
	Silver	2.40
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	RBOB Gasoline	12.66%
	Brent Crude Oil	12.43
	WTI Crude Oil	12.23
	Heating Oil	11.29
	Gold	9.55
	Sugar	8.41
	Soybean	5.79
	Copper	4.87
	Corn	4.82
	Wheat	4.64
	Aluminium	4.17
	Zinc	4.08
	Natural Gas	2.66
	Silver	2.40
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2023
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	RBOB Gasoline	12.50%
	Brent Crude Oil	12.20
	WTI Crude Oil	12.10
	Heating Oil	11.10
	Gold	9.70
	Sugar	8.50
	Soybean	5.90
	Copper	5.00
	Corn	4.90
	Wheat	4.50
	Aluminium	4.30
	Zinc	4.20
	Natural Gas	2.70
	Silver	2.40
	Total	100.00%
Morgan Stanley MSCYIZ01 Index
	Long Futures Contracts
	RBOB Gasoline	12.66%
	Brent Crude Oil	12.43
	WTI Crude Oil	12.23
	Heating Oil	11.29
	Gold	9.55
	Sugar	8.41
	Soybean	5.79
	Copper	4.87
	Corn	4.82
	Wheat	4.64
	Aluminium	4.17
	Zinc	4.08
	Natural Gas	2.66
	Silver	2.40
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2023
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	RBOB Gasoline	12.64%
	Brent Crude Oil	12.45
	WTI Crude Oil	12.23
	Heating Oil	11.29
	Gold	9.55
	Sugar	8.41
	Soybean	5.79
	Copper	4.87
	Corn	4.82
	Wheat	4.64
	Aluminium	4.17
	Zinc	4.08
	Natural Gas	2.66
	Silver	2.40
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,972,838	$-	$1,972,838
Money Market Funds	9,289,176	-	-	9,289,176
Total Investments in Securities	9,289,176	1,972,838	-	11,262,014
Other Investments - Assets*
Futures Contracts	325,900	-	-	325,900
Other Investments - Liabilities*
Futures Contracts	(254,898)	-	-	(254,898)
Total Other Investments	71,002	-	-	71,002
Total Investments	$9,360,178	$1,972,838	$-	$11,333,016
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,075,783	$-	$2,075,783
Money Market Funds	10,754,460	-	-	10,754,460
Total Investments in Securities	10,754,460	2,075,783	-	12,830,243
Other Investments - Assets*
Futures Contracts	400,451	-	-	400,451
Other Investments - Liabilities*
Futures Contracts	(514,783)	-	-	(514,783)
Total Other Investments	(114,332)	-	-	(114,332)
Total Investments	$10,640,128	$2,075,783	$-	$12,715,911

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,628,881,558	$-	$2,628,881,558
Money Market Funds	2,266,102,085	-	-	2,266,102,085
Total Investments in Securities	2,266,102,085	2,628,881,558	-	4,894,983,643
Other Investments - Assets*
Futures Contracts	63,003,617	-	-	63,003,617
Swap Agreements	-	288,398,766	-	288,398,766
	63,003,617	288,398,766	-	351,402,383
Other Investments - Liabilities*
Futures Contracts	(6,672,673)	-	-	(6,672,673)
Total Other Investments	56,330,944	288,398,766	-	344,729,710
Total Investments	$2,322,433,029	$2,917,280,324	$-	$5,239,713,353

*	Unrealized appreciation (depreciation).